Investments and Derivative Instruments (Credit Risk through Credit Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 205,854		$ 196,608
Fair Value	(1,448)		(1,044)
Credit [Member]
Derivative [Line Items]
Notional Amount	4,652	[1]	4,722	[1]
Fair Value	275		(331)
Offsetting Notional Amount	2,671	[2]	2,510	[2]
Offsetting Fair Value	11	[2]	57	[2]
Corporate Credit/Foreign Gov. [Member] | Single Name Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	1,787	[1]	1,067	[1]
Fair Value	8		(18)
Weighted Average Years to Maturity	3 years		3 years
Underlying Referenced Credit Obligation Type	Corporate Credit/ Foreign Gov.	[3]	Corporate Credit/ Foreign Gov.	[3]
Average Credit Rating	A	[3]	A+	[3]
Offsetting Notional Amount	878	[2]	915	[2]
Offsetting Fair Value	(19)	[2]	(19)	[2]
Corporate Credit [Member] | Single Name Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	114	[1]	125	[1]
Fair Value	(1)		(7)
Weighted Average Years to Maturity	1 year		2 years
Underlying Referenced Credit Obligation Type	Corporate Credit	[3]	Corporate Credit	[3]
Average Credit Rating	B+	[3]	B+	[3]
Offsetting Notional Amount	114	[2]	114	[2]
Offsetting Fair Value	(3)	[2]	(3)	[2]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	2,074	[1],[4]	2,375	[1],[4]
Fair Value	11	[4]	(71)	[4]
Weighted Average Years to Maturity	2 years	[4]	3 years	[4]
Underlying Referenced Credit Obligation Type	Corporate Credit	[3],[4]	Corporate Credit	[3],[4]
Average Credit Rating	BBB+	[3],[4]	BBB+	[3],[4]
Offsetting Notional Amount	1,326	[2],[4]	1,128	[2],[4]
Offsetting Fair Value	(6)	[2],[4]	17	[2],[4]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount			477	[1],[4]
Fair Value			(441)	[4]
Weighted Average Years to Maturity			3 years	[4]
Underlying Referenced Credit Obligation Type			Corporate Credit	[3],[4]
Average Credit Rating			BBB+	[3],[4]
Offsetting Notional Amount			0	[2],[4]
Offsetting Fair Value			0	[2],[4]
Corporate Credit [Member] | Embedded Credit Derivatives [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	325	[1]	25	[1]
Fair Value	296		24
Weighted Average Years to Maturity	4 years		3 years
Underlying Referenced Credit Obligation Type	Corporate Credit	[3]	Corporate Credit	[3]
Average Credit Rating	BBB-	[3]	BBB-	[3]
Offsetting Notional Amount	0	[2]	0	[2]
Offsetting Fair Value	0	[2]	0	[2]
Corporate Credit [Member] | Embedded Credit Derivatives [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount			300	[1]
Fair Value			245
Weighted Average Years to Maturity			5 years
Underlying Referenced Credit Obligation Type			Corporate Credit	[3]
Average Credit Rating			BB+	[3]
Offsetting Notional Amount			0	[2]
Offsetting Fair Value			0	[2]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	237	[1],[4]	353	[1],[4]
Fair Value	(12)	[4]	(63)	[4]
Weighted Average Years to Maturity	4 years	[4]	5 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[3],[4]	CMBS Credit	[3],[4]
Average Credit Rating	A	[3],[4]	BBB+	[3],[4]
Offsetting Notional Amount	238	[2],[4]	353	[2],[4]
Offsetting Fair Value	12	[2],[4]	62	[2],[4]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	115	[1],[4]
Fair Value	(27)	[4]
Weighted Average Years to Maturity	4 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[3],[4]
Average Credit Rating	B+	[3],[4]
Offsetting Notional Amount	115	[2],[4]
Offsetting Fair Value	$ 27	[2],[4]

[1]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[2]	The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.
[3]	The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[4]	Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.